Share-based Compensation	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based Compensation
Share-based Compensation

Our share-based compensation expense is based on the share-based incentive awards held by our and our subsidiaries’ employees, including share-based incentive awards related to Liberty Global shares and the shares of certain of our subsidiaries. The following table summarizes our share-based compensation expense:

	Year ended December 31,
	2014	2013	2012
	in millions
Liberty Global shares:
Performance-based incentive awards (a)	$129.9	$58.6	$33.0
Other share-based incentive awards	99.7	182.9	46.0
Total Liberty Global shares (b)	229.6	241.5	79.0
Telenet share-based incentive awards (c)	14.6	56.5	31.2
Other	13.0	4.5	2.2
Total	$257.2	$302.5	$112.4
Included in:
Continuing operations:
Operating expense	$7.6	$12.1	$8.5
SG&A expense	249.6	288.6	101.6
Total - continuing operations	257.2	300.7	110.1
Discontinued operations (d)	—	1.8	2.3
Total	$257.2	$302.5	$112.4
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(a)
Includes share-based compensation expense related to (i) Liberty Global PSUs for all periods presented, (ii) a challenge performance award plan issued on June 24, 2013 for certain executive officers and key employees (the Challenge Performance Awards) and (iii) for 2014, the Performance Grant Units (PGUs), as described below. The Challenge Performance Awards include performance-based share appreciation rights (PSARs) and PSUs.

(b)
In connection with the Virgin Media Acquisition, we issued Liberty Global share-based incentive awards (Virgin Media Replacement Awards) to employees and former directors of Virgin Media in exchange for corresponding Virgin Media awards. Virgin Media recorded share-based compensation expense of $55.8 million during 2014, including compensation expense related to the Virgin Media Replacement Awards and new awards that were granted after the Virgin Media Replacement Awards were issued. During 2013, Virgin Media recorded share-based compensation expense of $134.3 million, primarily related to the Virgin Media Replacement Awards, including $80.1 million that was charged to expense in recognition of the Virgin Media Replacement Awards that were fully vested on June 7, 2013 or for which vesting was accelerated pursuant to the terms of the Virgin Media Merger Agreement on or prior to December 31, 2013.

(c)
Represents the share-based compensation expense associated with Telenet’s share-based incentive awards, including (i) warrants and employee stock options with 1,082,322 awards outstanding as of December 31, 2014 at a weighted average exercise price of €27.17 ($32.88), (ii) an employee share purchase plan, (iii) performance-based specific stock option plans for the Chief Executive Officer with 565,000 awards outstanding as of December 31, 2014 at a weighted average exercise price of €37.43 ($45.29) and (iv) performance-based stock options with 87,529 awards outstanding as of December 31, 2014. During 2013 and 2012, Telenet modified the terms of certain of its share-based incentive plans to provide for anti-dilution adjustments in connection with its shareholder returns. In connection with these anti-dilution adjustments, Telenet recognized share-based compensation expense of $32.7 million and $12.6 million, respectively, and continues to recognize additional share-based compensation expense as the underlying options vest. In addition, during 2013, Telenet recognized expense of $6.2 million related to the accelerated vesting of certain options.

(d)	Amounts relate to the share-based compensation expense associated with the Liberty Global share-based incentive awards held by certain employees of the Chellomedia Disposal Group.

The following table provides certain information related to share-based compensation not yet recognized for share-based incentive awards related to Liberty Global ordinary shares as of December 31, 2014:

	Liberty Global ordinary shares (a)	Liberty Global performance- based awards (b)

Total compensation expense not yet recognized (in millions)	$132.7	$162.5
Weighted average period remaining for expense recognition (in years)	2.6	1.3
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(a)
Amounts relate to awards granted or assumed by Liberty Global under (i) the Liberty Global 2014 Incentive Plan, (ii) the Liberty Global 2014 Nonemployee Director Incentive Plan, (iii) the Liberty Global, Inc. 2005 Incentive Plan (as amended and restated effective June 7, 2013) (the Liberty Global 2005 Incentive Plan), (iv) the Liberty Global, Inc. 2005 Nonemployee Director Incentive Plan (as amended and restated effective June 7, 2013) (the Liberty Global 2005 Director Incentive Plan) and (v) certain other incentive plans of Virgin Media, including Virgin Media’s 2010 stock incentive plan (the VM Incentive Plan). All new awards are granted under the Liberty Global 2014 Incentive Plan or the Liberty Global 2014 Nonemployee Director Incentive Plan. The Liberty Global 2014 Incentive Plan, the Liberty Global 2014 Nonemployee Director Incentive Plan, the Liberty Global 2005 Incentive Plan, the Liberty Global 2005 Director Incentive Plan and the VM Incentive Plan are described below.

(b)	Amounts relate to (i) the Challenge Performance Awards, (ii) PSUs and (iii) the PGUs, as defined and described below.

The following table summarizes certain information related to the incentive awards granted and exercised with respect to Liberty Global ordinary shares:

	Year ended December 31,
	2014	2013	2012
Assumptions used to estimate fair value of options, SARs and PSARs granted:
Risk-free interest rate	0.81 - 1.77%	0.36 - 1.27%	0.37 - 1.68%
Expected life (a)	3.1 - 5.1 years	3.2 - 7.1 years	3.3 - 7.9 years
Expected volatility (a)	25.1 - 28.7%	26.5 - 35.8%	28.0 - 40.4%
Expected dividend yield	none	none	none
Weighted average grant-date fair value per share of awards granted:
Options	$11.40	$11.09	$10.00
SARs	$8.93	$8.36	$7.18
PSARs	$8.15	$8.31	$—
RSUs	$40.68	$35.74	$24.57
PSUs and PGUs	$42.47	$34.94	$25.09
Total intrinsic value of awards exercised (in millions):
Options	$126.6	$175.0	$43.9
SARs	$48.7	$73.2	$52.0
PSARs	$0.4	$—	$—
Cash received from exercise of options (in millions)	$54.8	$81.0	$25.6
Income tax benefit related to share-based compensation (in millions)	$54.6	$48.0	$16.1

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(a)
The 2013 ranges shown for these assumptions exclude the awards for certain former employees of Virgin Media who were expected to exercise their awards immediately or soon after the Virgin Media Acquisition. For these awards, the assumptions used for expected life and volatility were essentially nil.

Share Incentive Plans — Liberty Global Ordinary Shares

Incentive Plans

As of December 31, 2014, we are authorized to grant incentive awards under the Liberty Global 2014 Incentive Plan and the Liberty Global 2014 Nonemployee Director Incentive Plan. Generally, we may grant non-qualified share options, SARs, restricted shares, RSUs, cash awards, performance awards or any combination of the foregoing under any of these incentive plans (collectively, awards). Ordinary shares issuable pursuant to awards made under these incentive plans will be made available from either authorized but unissued shares or shares that have been issued but reacquired by our company. Awards may be granted at or above fair value in any class of ordinary shares. The maximum number of Liberty Global shares with respect to which awards may be issued under the Liberty Global 2014 Incentive Plan and the Liberty Global 2014 Nonemployee Director Incentive Plan is 100 million (of which no more than 50 million shares may consist of Class B ordinary shares) and 10 million, respectively, in each case, subject to anti-dilution and other adjustment provisions in the respective plan. As of December 31, 2014, the Liberty Global 2014 Incentive Plan and the Liberty Global 2014 Nonemployee Director Incentive Plan had 89,582,279 and 9,745,984 ordinary shares available for grant, respectively.

Awards under the Liberty Global 2005 Incentive Plan and the Liberty Global 2005 Director Incentive Plan issued prior to June 2005 are fully vested and expire 10 years after the grant date. In connection with the Virgin Media Acquisition, we assumed the VM Incentive Plan. Awards under the VM Incentive Plan issued prior to June 7, 2013 have a 10-year term and become fully exercisable within five years of continued employment. Certain performance-based awards that were granted during the first quarter of 2013 were canceled upon completion of the Virgin Media Acquisition. These canceled awards were subsequently replaced by PSUs that were granted under the VM Incentive Plan on June 24, 2013. For the remaining performance-based awards that were outstanding prior to June 7, 2013, the performance objectives lapsed upon the completion of the Virgin Media Acquisition and such awards vest on the third anniversary of the grant date. No further awards will be granted under the Liberty Global 2005 Incentive Plan, the Liberty Global 2005 Director Incentive Plan or the VM Incentive Plan.

Awards (other than performance-based awards) under the Liberty Global 2005 Incentive Plan issued after June 2005 and under the VM Incentive Plan after June 7, 2013 generally (i) vest 12.5% on the six month anniversary of the grant date and then vest at a rate of 6.25% each quarter thereafter and (ii) expire seven years after the grant date. Awards (other than RSUs) issued after June 2005 under the Liberty Global 2005 Director Incentive Plan generally vest in three equal annual installments, provided the director continues to serve as director immediately prior to the vesting date, and expire 10 years after the grant date. RSUs vest on the date of the first annual general meeting of shareholders following the grant date. These awards may be granted at or above fair value in any class of ordinary shares.

Awards (other than performance-based awards) under the Liberty Global 2014 Incentive Plan generally (i) vest 12.5% on the six month anniversary of the grant date and then vest at a rate of 6.25% each quarter thereafter and (ii) expire seven years after the grant date. Awards (other than RSUs) issued under the Liberty Global 2014 Nonemployee Director Incentive Plan generally vest in three equal annual installments, provided the director continues to serve as director immediately prior to the vesting date, and expire seven years after the grant date. RSUs vest on the date of the first annual general meeting of shareholders following the grant date. These awards may be granted at or above fair value in any class of ordinary shares.

Performance Awards

The following is a summary of the material terms and conditions with respect to our performance-based awards for certain executive officers and key employees. These awards were granted under the Liberty Global 2014 Incentive Plan, the Liberty Global 2005 Incentive Plan and the VM Incentive Plan.

Liberty Global PSUs. PSUs are granted to executive officers and key employees annually based on a target annual equity value for each executive and key employee, of which approximately two-thirds would be delivered in the form of an annual award of PSUs and approximately one-third in the form of an annual award of SARs. Each PSU represents the right to receive one Class A or Class C ordinary share, as applicable, subject to performance and vesting. Generally, the performance period for the PSUs covers a two-year period and the performance target is based on the achievement of a specified compound annual growth rate (CAGR) in a consolidated Adjusted OIBDA metric (as defined in the applicable underlying agreement), adjusted for events such as acquisitions, dispositions and changes in foreign currency exchange rates that affect comparability (OCF CAGR), and the participant’s annual performance ratings during the two-year performance period. A performance range of 75% to 125% of the target OCF CAGR generally results in award recipients earning 50% to 150% of their respective PSUs, subject to reduction or forfeiture based on individual performance. The PSUs generally vest 50% on each of March 31 and September 30 of the year following the end of the performance period.

Liberty Global Challenge Performance Awards. Effective June 24, 2013, our compensation committee approved the Challenge Performance Awards, which consisted solely of PSARs for our senior executive officers and a combination of PSARs and PSUs for our other executive officers and key employees. Each PSU represents the right to receive one Class A ordinary share or one Class C ordinary share, as applicable, subject to performance and vesting.  The performance criteria for the Challenge Performance Awards will be based on the participant’s performance and achievement of individual goals in each of the years 2013, 2014 and 2015.  Subject to forfeitures and the satisfaction of performance conditions, 100% of each participant’s Challenge Performance Awards will vest on June 24, 2016. The PSARs have a term of seven years and base prices equal to the respective market closing prices of the applicable class on the grant date.

Liberty Global Performance Grant Award. Effective May 1, 2014, our compensation committee authorized the grant of PGUs to our Chief Executive Officer, comprising a total of one million Class A PSUs and one million Class B PSUs. The PGUs, which were subject to a performance condition that was achieved in 2014, will vest in three equal annual installments commencing on March 15, 2015.

Share-based Award Activity - Liberty Global Ordinary Shares

The following tables summarize the share-based award activity during 2014 with respect to Liberty Global ordinary shares:

Options — Class A ordinary shares	Number of shares	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
			in years	in millions
Outstanding at January 1, 2014	2,708,445	$16.12
Granted	78,677	$42.54
Cancelled	(51,826)	$22.49
Exercised	(1,009,037)	$14.61
Outstanding at December 31, 2014	1,726,259	$18.01	5.4	$55.6
Exercisable at December 31, 2014	1,125,619	$13.84	4.5	$40.9

Options — Class C ordinary shares	Number of shares	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
			in years	in millions
Outstanding at January 1, 2014	7,031,369	$14.95
Granted	157,346	$40.86
Cancelled	(128,419)	$21.13
Exercised	(3,114,104)	$12.54
Outstanding at December 31, 2014	3,946,192	$17.67	5.7	$120.9
Exercisable at December 31, 2014	2,452,721	$13.72	4.8	$84.8

SARs — Class A ordinary shares	Number of shares	Weighted average base price	Weighted average remaining contractual term	Aggregate intrinsic value
			in years	in millions
Outstanding at January 1, 2014	4,168,758	$24.78
Granted	2,192,672	$40.90
Forfeited	(203,409)	$32.22
Exercised	(550,033)	$21.97
Outstanding at December 31, 2014	5,607,988	$31.07	4.8	$107.3
Exercisable at December 31, 2014	2,527,237	$23.25	3.6	$68.1

SARs — Class C ordinary shares	Number of shares	Weighted average base price	Weighted average remaining contractual term	Aggregate intrinsic value
			in years	in millions
Outstanding at January 1, 2014	12,437,530	$23.87
Granted	4,408,368	$39.07
Forfeited	(566,688)	$22.52
Exercised	(1,590,165)	$20.92
Outstanding at December 31, 2014	14,689,045	$28.49	4.5	$291.2
Exercisable at December 31, 2014	7,308,864	$21.95	3.5	$192.7

PSARs — Class A ordinary shares	Number of shares	Weighted average base price	Weighted average remaining contractual term	Aggregate intrinsic value
			in years	in millions
Outstanding at January 1, 2014	2,817,498	$35.07
Granted	10,000	$43.58
Forfeited	(29,376)	$35.03
Exercised	(9,373)	$35.03
Outstanding at December 31, 2014	2,788,749	$35.10	5.5	$42.1
Exercisable at December 31, 2014	7,499	$35.03	1.8	$0.1

PSARs — Class C ordinary shares	Number of shares	Weighted average base price	Weighted average remaining contractual term	Aggregate intrinsic value
			in years	in millions
Outstanding at January 1, 2014	8,452,494	$33.44
Granted	30,000	$43.03
Forfeited	(88,127)	$33.41
Exercised	(28,119)	$33.41
Outstanding at December 31, 2014	8,366,248	$33.48	5.5	$124.1
Exercisable at December 31, 2014	22,498	$33.41	1.8	$0.3

RSUs — Class A ordinary shares	Number of shares	Weighted average grant-date fair value per share	Weighted average remaining contractual term
			in years
Outstanding at January 1, 2014	725,676	$35.48
Granted	226,069	$41.77
Forfeited	(44,428)	$33.32
Released from restrictions	(342,047)	$35.07
Outstanding at December 31, 2014	565,270	$38.27	4.6

RSUs — Class C ordinary shares	Number of shares	Weighted average grant-date fair value per share	Weighted average remaining contractual term
			in years
Outstanding at January 1, 2014	1,944,468	$32.79
Granted	460,866	$40.14
Forfeited	(122,418)	$30.93
Released from restrictions	(895,913)	$32.36
Outstanding at December 31, 2014	1,387,003	$35.59	4.5

PSUs and PGUs — Class A ordinary shares	Number of shares	Weighted average grant-date fair value per share	Weighted average remaining contractual term
			in years
Outstanding at January 1, 2014	924,648	$32.05
Granted	1,518,276	$42.74
Performance adjustment (a)	(138,668)	$26.17
Forfeited	(40,627)	$35.77
Released from restrictions	(273,936)	$26.24
Outstanding at December 31, 2014	1,989,693	$41.34	1.8

PGUs — Class B ordinary shares	Number of shares	Weighted average grant-date fair value per share	Weighted average remaining contractual term
			in years
Outstanding at January 1, 2014	—	$—
Granted	1,000,000	$44.55
Outstanding at December 31, 2014	1,000,000	$44.55	2.2

PSUs — Class C ordinary shares	Number of shares	Weighted average grant-date fair value per share	Weighted average remaining contractual term
			in years
Outstanding at January 1, 2014	2,744,452	$29.99
Granted	1,048,614	$39.83
Performance adjustment (a)	(416,004)	$24.73
Forfeited	(112,487)	$33.15
Released from restrictions	(821,808)	$24.79
Outstanding at December 31, 2014	2,442,767	$36.71	1.3

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(a)
Represents the reduction in PSUs associated with the first quarter 2014 determination that 66.3% of the PSUs that were granted in 2012 (the 2012 PSUs) had been earned. As of December 31, 2014, all of the earned 2012 PSUs have been released from restrictions.